Note 32 - Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net	12 Months Ended
Dec. 31, 2018
Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net Abstract
Disclosure of Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net

32. Gains (losses) on financial assets and liabilities at fair value through profit or loss, net

	December 31, 2018	December 31, 2017
(Loss) / Income from foreign currency forward transactions	(296,182)	84,561
Income from debt and equity instruments	1,429,211	4,286,558
Interest rate swaps	(1,017,186)	(9,821)
TOTAL	115,843	4,361,298